Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
14. Intangible assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brands with an indefinite useful life	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at January 1, 2022	227,230	158,864	45,003	126,661	4,181	561,939
Additions	—	—	1,620	23,474	164	25,258
Disposals	—	—	(3,164)	(4,651)	(3,199)	(11,014)
Exchange differences	12,479	9,830	82	518	—	22,909
Other movements and reclassifications	—	—	(1,202)	1,202	—	—
Balance at December 31, 2022	239,709	168,694	42,339	147,204	1,146	599,092
Additions	—	—	1,777	21,598	633	24,008
Disposals	—	—	(369)	(431)	(166)	(966)
Business combinations	23,966	—	99,295	3,520	305	127,086
Exchange differences	(7,405)	(5,862)	(765)	(851)	(43)	(14,926)
Other movements and reclassifications	—	—	1,644	(1,000)	(1,769)	(1,125)
Balance at December 31, 2023	256,270	162,832	143,921	170,040	106	733,169

Accumulated amortization at January 1, 2022	—	—	(39,132)	(97,587)	—	(136,719)
Amortization	—	—	(1,457)	(10,926)	—	(12,383)
Disposals	—	—	2,761	4,122	—	6,883
Impairment	—	—	1	(27)	—	(26)
Exchange differences	—	—	838	(1,777)	—	(939)
Balance at December 31, 2022	—	—	(36,989)	(106,195)	—	(143,184)
Amortization	—	—	(3,963)	(15,190)	—	(19,153)
Disposals	—	—	369	413	—	782
Impairment	—	—	—	(35)	—	(35)
Exchange differences	—	—	164	531	—	695
Other movements and reclassifications	—	—	(929)	929	—	—
Balance at December 31, 2023	—	—	(41,348)	(119,547)	—	(160,895)
Carrying amount at:
January 1, 2022	227,230	158,864	5,871	29,074	4,181	425,220
December 31, 2022	239,709	168,694	5,350	41,009	1,146	455,908
December 31, 2023	256,270	162,832	102,573	50,493	106	572,274

The intangible assets held by the Group increased primarily as a result of the TFI Acquisition and goodwill arising from the acquisition of the Thom Browne business in South Korea of €23,966 thousand.
In particular, as part of the TFI Acquisition, the Group recognized a license agreement asset at its fair value of €99,295 thousand determined through an income approach based on the multi-period excess earnings method. The estimated useful life of the license agreement is 30 years, which includes the 20 guaranteed years as per the contract plus the automatic renewal period of 10 years which is subject to certain minimum performance conditions that management believes will be satisfied based on the business plan and information currently available. For additional information related to the acquisition of TFI and the Thom Browne business in South Korea, see Note 39 — Business combinations.
Goodwill and brands with an indefinite useful life
Goodwill originated on acquisitions made by the Group and brands with an indefinite useful life that are acquired separately are attributable to the following operating segments:

	At December 31,
(€ thousands)	2023	2022
ZEGNA	25,568	25,568
Thom Browne	393,534	382,835
Total goodwill and brands with an indefinite useful life	419,102	408,403
In accordance with IAS 36, goodwill and brands with an indefinite useful life are not amortized and are tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill and brands with an indefinite useful life are allocated to each of the Group’s CGUs (or groups of CGUs) and the recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation, which uses cash flow projections based on last approved budget forecast calculations, which are prepared separately for each CGU. These budget and forecast calculations generally cover a period of three years. A long-term growth rate is calculated and applied to project future cash flows after the third year. In assessing value in use, the estimated future cash flows are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
The main assumptions to calculate the recoverable amount are the following:
•Terminal value: determined using the perpetuity method at a long-term growth rate which represents the present value, at the last year of projection, of all expected future cash flows, and the growth rate used to calculate the terminal value was 3% for the Zegna segment and 3% for the Thom Browne segment, which has been determined according to the diverging inflation and GDP outlook in related geographical areas;
•Discount rate: the rate used to discount cash flows was calculated using the weighted average cost of capital (“WACC”) post tax. For the 2023 impairment test, the WACC used for discounting purposes ranged between 8.81% and 9.55% (between 8.41% and 12.04% for 2022). The WACC was calculated for each CGU and group of CGUs subject to impairment, considering the parameters specific to the geographical area: market risk premium and sovereign bond yield;
•EBITDA: See table below for the EBITDA compound annual growth rate (CAGR) assumptions utilized to calculate the expected future cash flows.
The calculation of value in use for all CGUs and groups of CGUs is most sensitive to the following assumptions:
•Discount rates or WACC;
•Growth rates used to extrapolate cash flows beyond the forecast period; and
•EBITDA CAGR rate.
The following tables detail the sensitivity of the impairment testing to reasonably possible changes in both assumptions, for those CGUs that have significant goodwill and brands with an indefinite useful life allocated to them.

2023
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2023	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne Group (*)	484	881	300	+15.9%	317	403	405
CGU Thom Browne Korea Ltd.	31	905	300	n.a.	22	27	25
CGU Gruppo Dondi S.p.A.	51	955	300	+15.5%	39	45	46
CGU Bonotto S.p.A.	6	955	300	-9.5%	3	5	5
CGU In.Co. S.p.A.	39	955	300	+11.2%	20	30	30
CGU Tessitura Ubertino S.r.l.	20	955	300	-2.8%	16	18	18
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(*) Excluding the Thom Browne business in South Korea, which is part of the CGU Thom Browne Korea Ltd.

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (bps)	Growth rate (bps)	EBITDA CAGR (%) vs. 2022	WACC +100 bps	Growth rate -50 bps	EBITDA -500 bps
CGU Thom Browne Group	454	841	300	+20.8%	362	372	381
CGU Gruppo Dondi S.p.A.	66	878	300	+7.0%	52	59	61
CGU Bonotto S.p.A.	3	878	300	-1.0%	0	2	2
CGU In.Co. S.p.A.	110	878	300	+2.2%	85	98	98
CGU Tessitura Ubertino S.r.l.	22	878	300	+6.6%	18	20	21
Based on the analysis performed, no impairment of goodwill and brands with an indefinite useful life were recognized for the years ended December 31, 2023 and 2022.